SCHEDULE OF STOCK OPTION EXPENSE RECOGNIZED AND REMAINING UNEARNED OPTION EXPENSE (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Compensation expense recognized for options granted	$ 711	$ 362
Unvested stock-based compensation expense related to stock options	$ 1,588